Debt - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended							3 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended								1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended							1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Mar. 30, 2013 CMBS Property	Dec. 29, 2012 CMBS Property	Mar. 30, 2013 CMBS Floating Facility Property	Dec. 29, 2012 CMBS Floating Facility Property	Mar. 30, 2013 Unsecured Senior Notes	Dec. 29, 2012 Unsecured Senior Notes	Mar. 30, 2013 Unsecured Senior Notes Affiliated Entities	Dec. 29, 2012 Unsecured Senior Notes Affiliated Entities	Dec. 29, 2012 Unsecured Senior And Subordinate Notes [Member]	Dec. 29, 2012 Unsecured Senior And Subordinate Notes [Member] Affiliated Entities	Mar. 30, 2013 Special purpose, bankruptcy remote subsidiary CMBS Floating Facility Property	Jan. 31, 2013 Entities affiliated with Sponsors	Jan. 16, 2013 Senior Subordinated Notes	Dec. 27, 2012 Senior Subordinated Notes	Mar. 30, 2013 Senior Subordinated Notes	Dec. 29, 2012 Senior Subordinated Notes	Dec. 31, 2011 Senior Subordinated Notes	Dec. 27, 2012 Senior Subordinated Notes Entities affiliated with Sponsors	Mar. 30, 2013 Commercial paper	Dec. 29, 2012 Commercial paper	Mar. 30, 2013 Excluding commercial paper	Dec. 29, 2012 Excluding commercial paper	Dec. 06, 2012 ABL Facility	May 11, 2011 ABL Facility	Mar. 30, 2013 ABL Facility	Dec. 29, 2012 ABL Facility	Mar. 30, 2013 ABL Facility Revolving loan facility	Dec. 29, 2012 ABL Facility Revolving loan facility	Mar. 30, 2013 Lessors	Dec. 29, 2012 Lessors	Mar. 30, 2013 Commercial insurers	Dec. 29, 2012 Commercial insurers	Mar. 30, 2013 Other obligations	May 11, 2011 2011 Term Loan	Mar. 30, 2013 2011 Term Loan	Dec. 29, 2012 2011 Term Loan	Dec. 31, 2011 2011 Term Loan	Mar. 30, 2013 2011 Term Loan Affiliated Entities	Dec. 29, 2012 2011 Term Loan Affiliated Entities	Dec. 06, 2012 2007 Term Loan	Mar. 30, 2013 2007 Term Loan Swap	Dec. 29, 2012 2007 Term Loan Swap	Dec. 31, 2011 2007 Term Loan	Jan. 01, 2011 2007 Term Loan	Mar. 30, 2013 2007 Term Loan Interest rate swap derivative	Dec. 06, 2012 2007 Term Loan Prime Rate	Dec. 06, 2012 2007 Term Loan London InterBank Offered Rate ("LIBOR")	Mar. 30, 2013 2007 Term Loan Affiliated Entities	Dec. 29, 2012 2007 Term Loan Affiliated Entities	Jun. 06, 2012 2007 Term Loan Affiliated Entities	Dec. 06, 2012 2007 Term Loan Non-Extended Term Loans	Dec. 06, 2012 2007 Term Loan Extended Maturity	Dec. 06, 2012 2007 Term Loan Loan Modification	Mar. 30, 2013 Cash Flow Revolver	Dec. 29, 2012 Cash Flow Revolver	Jan. 16, 2013 Senior Notes	Dec. 27, 2012 Senior Notes	May 11, 2011 Senior Notes	Mar. 30, 2013 Senior Notes	Dec. 29, 2012 Senior Notes	Dec. 31, 2011 Senior Notes	Jan. 16, 2013 Senior Notes Entities affiliated with Sponsors	Jun. 06, 2012 Amended 2007 Term Loan	Mar. 30, 2013 Amended 2007 Term Loan	Dec. 29, 2012 Amended 2007 Term Loan	Jun. 06, 2012 Amended 2007 Term Loan Prime Rate	Jun. 06, 2012 Amended 2007 Term Loan London InterBank Offered Rate ("LIBOR")	Jun. 06, 2012 Amended 2007 Term Loan After Amendment	Dec. 06, 2012 Senior Notes due June 30, 2019	Aug. 27, 2012 2012 ABS Facility	Mar. 30, 2013 2012 ABS Facility	Dec. 29, 2012 2012 ABS Facility	May 11, 2011 10.25% Senior Notes
Debt Instrument [Line Items]
Total debt borrowed at fixed rate	$ 1,915,000,000		$ 2,554,000,000
Total debt borrowed at floating rate	2,921,000,000		2,260,000,000
Aggregate principal amount of debt								163,000,000									355,000,000	166,000,000				355,000,000																						699,000,000										321,000,000	249,000,000	450,000,000				375,000,000	175,000,000	400,000,000					1,241,000,000						400,000,000				1,000,000,000
Interest Rate					6.38%	6.38%			8.50%	8.50%			11.25%				11.25%	11.25%	11.25%	11.25%									3.24%	3.43%									5.75%	5.75%	5.75%																			8.50%	8.50%	8.50%	8.50%	8.50%				5.75%	5.75%				8.50%		1.50%	1.52%	10.25%
Contractual Maturity																	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2017								May 11, 2016	May 11, 2016	May 11, 2016								Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2017																Mar. 31, 2017		Jul. 03, 2013	Jul. 03, 2013	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019			Jul. 03, 2014	Mar. 31, 2017	Mar. 31, 2017			Mar. 31, 2017	Jun. 30, 2019	Aug. 27, 2015	Aug. 27, 2015	Aug. 27, 2015	Jun. 30, 2015
Issue price percent																																																												103.50%	101.50%												101.50%
Gross proceeds from issuance of debt	456,000,000	439,000,000	2,031,000,000	225,000,000																																																								388,000,000	178,000,000												406,000,000
Loss on extinguishment of debt	23,967,000		31,423,000	76,011,000													24,000,000	11,000,000																										9,000,000																							10,000,000							1,000,000			76,000,000
Loss on early redemption premium																	20,000,000	9,000,000																																																											64,000,000
Write-off of unamortized debt issuance cost																	4,000,000	2,000,000																										2,000,000																							6,000,000										12,000,000
Third party costs for redemption of notes																	6,000,000	3,000,000																										2,000,000													13,000,000										3,000,000							1,000,000
Interest rate description																																												As consideration for the modification, the interest rate on the $450 million in principal of extended 2007 Term Loan was increased to Prime plus 2.5% or LIBOR plus 4.25% with a LIBOR floor of 1.5%.																							As consideration for the modification, the interest rate on the extended 2007 Term Loan was increased to Prime plus 2.5% or the London InterBank Offered Rate ("LIBOR") plus 4.25% with a LIBOR floor of 1.5%.
Basis spread on variable interest rate	3.25%		3.50%																						1.25%	1.25%			2.00%	2.25%									4.25%	4.25%	4.25%				4.25%	4.25%				2.50%	4.25%							2.25%	2.25%											2.50%	4.25%
LIBOR floor																																												1.50%																							1.50%
Fees paid to loan holders																																												5,000,000													9,000,000										4,000,000							2,000,000
Repayments of debt																																												249,000,000
Payment of borrowings under revolving loan agreement																											150,000,000
Unamortized debt issuance cost																																												1,000,000
Maximum borrowing capacity																															1,100,000,000	1,100,000,000						425,000,000																				100,000,000	100,000,000															800,000,000	800,000,000	800,000,000
Total debt	4,836,814,000		4,805,309,000	4,640,958,000	472,391,000	472,000,000			1,350,000,000	975,000,000	20,000,000	20,000,000		355,000,000						355,166,000	521,166,000								145,000,000	170,000,000									416,500,000	418,625,000	421,813,000	32,000,000	32,000,000		1,674,000,000	1,684,000,000	1,948,200,000					320,000,000	329,000,000										1,350,000,000	975,000,000	400,000,000			1,673,886,000	1,684,086,000					686,000,000	686,000,000	686,000,000
Initial borrowing under credit facility																												75,000,000
Interest rate description																							The lender's commercial paper rate plus any other costs associated with the issuance of commercial paper plus 1.25%	The lender's commercial paper rate plus any other costs associated with the issuance of commercial paper plus 1.25	the London InterBank Offered Rate (“LIBOR”) plus 1.25%	LIBOR plus 1.25
Interest rate above base rate	2.25%		2.50%																				1.25%	1.25%					1.00%	1.25%									3.25%	3.25%					3.25%	2.50%												1.25%	1.25%
Percentage of unused commitment fee																							0.35%	0.35%	0.35%	0.35%
Weighted average interest rate																										1.57%
Outstanding borrowings as Letters of Credit																													294,000,000	290,000,000			100,000,000	103,000,000	179,000,000	179,000,000	15,000,000
Remaining borrowing capacity																													661,000,000	640,000,000
Borrowing limit for interest calculation	75,000,000		75,000,000
Percentage of letter of credit fees																													2.00%	2.25%
Percentage of unused commitment fees																													0.25%	0.38%
Weighted-average interest rate																														3.15%
Floor interest rate on basis spread																																							1.50%	1.50%	1.50%				1.50%	1.50%
Principal repayments																																							1,000,000	1,000,000					5,000,000	5,000,000
Borrowings maturity date																																													Mar. 31, 2017	Mar. 31, 2017
Fixed rate on the notional amount of term loan covered by the interest rate swaps			6.00%																																											6.00%
Number of interest rate swaps																																													3	3
Notional amount of loan hedged by interest rate swaps was			700,000,000																																											700,000,000
Borrowings maturity date																																														2013-01
Weighted-average interest rate for the variable portion																																														4.01%	2.77%	2.81%
Number of properties mortgaged					38	38	15	15							14
Percentage of unused line fee																																																										0.38%	0.38%
Unamortized issue of Senior Notes with premium	20,808,000		8,516,000						21,000,000	9,000,000
Capital lease obligations			31,000,000	9,000,000
Direct and indirect ownership percentage in domestic subsidiaries	100.00%		100.00%
Redemption price percentage of principal amount																	105.625%
Principal senior notes sales, purchased by the affiliates																$ 6,000,000																																																		$ 6,000,000
Interest rate swap designated as cash flow hedges, expiration date																																																	Jan. 30, 2013